Share-Based Payments (Summary Of Nonvested Stock Units Activity) (Details) shares in Millions	12 Months Ended
Dec. 31, 2020 $ / shares shares
Shares
Nonvested at beginning of period (in shares) | shares	42
Granted (in shares) | shares	23
Vested (in shares) | shares	(18)
Forfeited (in shares) | shares	(4)
Nonvested at end of period (in shares) | shares	43
Weighted-Average Grant- Date Fair Value
Nonvested at beginning of period (in dollars per share) | $ / shares	$ 33.80
Granted (in dollars per share) | $ / shares	36.90
Vested (in dollars per share) | $ / shares	35.87
Forfeited (in dollars per share) | $ / shares	34.48
Nonvested at end of period (in dollars per share) | $ / shares	$ 34.50